Document and Entity Information	6 Months Ended
	Jun. 30, 2014	Jul. 31, 2014
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2
Trading Symbol	WWAV
Entity Registrant Name	WHITEWAVE FOODS Co
Entity Central Index Key	0001555365
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		174,146,345